Share-based compensation - Stock Option Plan (Details)	12 Months Ended
	Oct. 31, 2024 shares $ / shares	Oct. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options balance, beginning of year (in shares) | shares	4,590,980	2,250,082
Number of options Granted (in shares) | shares	234,000	2,666,457
Number of options forfeited or expired (in shares) | shares	(1,629,778)	(325,559)
Number of options exercised (in shares) | shares	(114,750)	0
Number of options balance, end of year (in shares) | shares	3,080,452	4,590,980
Number of options exercisable, end of year (in shares) | shares	1,693,346	1,909,963
Weighted average exercise price balance, beginning of year (in dollars per share) | $ / shares	$ 3.94	$ 6.16
Weighted average exercise price granted (in dollars per share) | $ / shares	2.67	2.61
Weighted average exercise price forfeited or expired (in dollars per share) | $ / shares	5.74	8.30
Weighted average exercise price exercised (in dollars per share) | $ / shares	1.86	0
Balance, end of year (in dollars per share) | $ / shares	2.97	3.94
Weighted average exercise price exercisable, end of year (in dollars per share) | $ / shares	$ 3.19	$ 5.68